Equity Method Investments (Reconciliation Of Investments In Equity Affiliates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Beginning of year	$ 1,560	$ 1,674
Additional investments	237	51
Time Warner investments acquired	4,912	0
Equity in net income (loss) of affiliates	(48)	(128)	$ 98
Dividends and Distributions received	(243)	(46)
Currency translation adjustments	(14)	22
Other adjustments	7	(13)
End of year	6,245	1,560	$ 1,674
Otter Media [Member]
Schedule of Equity Method Investments [Line Items]
Acquisition of remaining interest in Otter Media	$ (166)	$ 0